Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 248	$ 708	$ 828
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	699	731	690
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	447	409	413
(Gain) loss from disposal of assets	(2)	8	25
Undistributed income of unconsolidated subsidiaries	40	3	(44)
Other non-cash items	331	254	196
Changes in operating assets and liabilities:
Provisions	(48)	121	107
Deferred income taxes	119	(39)	(59)
Trade and financing receivables related to sales, net	279	(810)	(658)
Inventories, net	473	(172)	(1,205)
Trade payables	(161)	(862)	963
Other assets and liabilities	357	330	266
Net cash provided by operating activities	2,782	681	1,522
Investing activities:
Additions to retail receivables	(4,498)	(6,467)	(7,511)
Collections of retail receivables	5,146	6,506	6,043
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	11	25	7
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	726	577	466
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(656)	(1,022)	(1,227)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(1,851)	(1,814)	(1,439)
Other	190	236	(127)
Net cash used by investing activities	(932)	(1,959)	(3,788)
Financing activities:
Proceeds from long-term debt	9,927	17,377	12,464
Payments of long-term debt	(10,668)	(15,323)	(9,988)
Net increase (decrease) in other financial liabilities	84	(325)	514
Dividends paid	(297)	(382)	(368)
Other	23	18	(6)
Net cash provided (used) by financing activities	(931)	1,365	2,616
Effect of foreign exchange rate changes on cash and cash equivalents	(698)	(491)	18
Increase (decrease) in cash and cash equivalents	221	(404)	368
Cash and cash equivalents, beginning of year	5,163	5,567	5,199
Cash and cash equivalents, end of year	5,384	5,163	5,567
Industrial Activities [Member]
Operating activities:
Net income	248	708	828
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	694	725	686
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	238	257	286
(Gain) loss from disposal of assets	(2)	(1)	25
Undistributed income of unconsolidated subsidiaries	(104)	(181)	(108)
Other non-cash items	213	101	72
Changes in operating assets and liabilities:
Provisions	(61)	110	104
Deferred income taxes	59	(110)	(62)
Trade and financing receivables related to sales, net	354	285	306
Inventories, net	507	(187)	(1,225)
Trade payables	(162)	(790)	903
Other assets and liabilities	114	(104)	395
Net cash provided by operating activities	2,098	813	2,210
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	11	25	7
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	320	319	194
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(653)	(1,005)	(1,220)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(875)	(797)	(805)
Other	2,164	498	525
Net cash used by investing activities	967	(960)	(1,299)
Financing activities:
Proceeds from long-term debt	650	3,356	1,339
Payments of long-term debt	(2,483)	(2,145)	(2,049)
Net increase (decrease) in other financial liabilities	36	(198)	265
Dividends paid	(297)	(382)	(368)
Other	23	18	(6)
Net cash provided (used) by financing activities	(2,071)	649	(819)
Effect of foreign exchange rate changes on cash and cash equivalents	(565)	(390)	28
Increase (decrease) in cash and cash equivalents	429	112	120
Cash and cash equivalents, beginning of year	4,122	4,010	3,890
Cash and cash equivalents, end of year	4,551	4,122	4,010
Financial services [Member]
Operating activities:
Net income	368	364	342
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	5	6	4
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	209	152	127
(Gain) loss from disposal of assets		9
Undistributed income of unconsolidated subsidiaries	(17)	(20)	(8)
Other non-cash items	118	153	124
Changes in operating assets and liabilities:
Provisions	13	11	3
Deferred income taxes	60	71	3
Trade and financing receivables related to sales, net	(50)	(1,101)	(943)
Inventories, net	(34)	15	20
Trade payables	4	(66)	39
Other assets and liabilities	214	434	(129)
Net cash provided by operating activities	890	28	(418)
Investing activities:
Additions to retail receivables	(4,498)	(6,467)	(7,511)
Collections of retail receivables	5,146	6,506	6,043
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	406	258	272
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(3)	(17)	(7)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(976)	(1,017)	(634)
Other	(2,016)	(275)	(663)
Net cash used by investing activities	(1,941)	(1,012)	(2,500)
Financing activities:
Proceeds from long-term debt	9,277	14,021	11,125
Payments of long-term debt	(8,185)	(13,178)	(7,939)
Net increase (decrease) in other financial liabilities	48	(127)	249
Dividends paid	(207)	(160)	(270)
Other	43	13	11
Net cash provided (used) by financing activities	976	569	3,176
Effect of foreign exchange rate changes on cash and cash equivalents	(133)	(101)	(10)
Increase (decrease) in cash and cash equivalents	(208)	(516)	248
Cash and cash equivalents, beginning of year	1,041	1,557	1,309
Cash and cash equivalents, end of year	$ 833	$ 1,041	$ 1,557